Warrant Liability - Change in fair value (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Warrant Liability
Warrant liability at beginning of period	£ 10,730
Reclassification of MWC Options to equity	(1,010)
Change in fair value	(4,373)	£ (6,817)
Exchange differences on translation	840
Warrant liability at end of period	£ 6,187	£ 10,730